Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands				1 Months Ended
	Mar. 07, 2017	Aug. 09, 2016	Oct. 28, 2015	Apr. 27, 2017
Maritime Investors | New Promissory Note
Subsequent Event [Line Items]
Debt instrument, maturity extension	1 year	1 year
Debt instrument, extended maturity date	Jan. 15, 2019	Jan. 15, 2018	Jan. 15, 2017
Additional cost incurred on extension of debt maturity	$ 0	$ 0
Subsequent Events
Subsequent Event [Line Items]
Common stock offering amount				$ 10,000